Finacial Liabilities at Fair Value	12 Months Ended
Dec. 31, 2022
Finacial Liabilities at fair value [Abstract]
FINACIAL LIABILITIES AT FAIR VALUE

NOTE 9 - FINACIAL LIABILITIES AT FAIR VALUE:

	December 31, 2022	December 31, 2021

Non-tradable warrants (1)	3	196
Non-tradable warrants, SAFE and CLA (2)	35	1,393
Tradable warrants (3)	304	1,493
Financial liability (4)	26	133
Total	368	3,215

1.	Non Tradable Warrants

As part of an agreement signed in 2019, the convertible loan investors received, upon conversion in 2020 756,333 Ordinary Shares and non-tradable warrants to purchase an additional 169,019 ordinary shares upon consummation of an IPO on the Nasdaq. The warrants will be converted into Ordinary Shares of the Company at an exercise price equal to the initial public offering price which was $5.5 and are exercisable for three years after the IPO.

The warrants were designated to be measured at fair value through profit or loss.

On July 2021, as part of the IPO, the investors received the specified warrants. As of December 31, 2022 the fair value of the warrants was 3.

2.	Non-tradable warrants, SAFE and Convertible Loan Investors

On July 16, 2021, following the IPO, the Company issued 2,113,905 Ordinary Shares, 1,149,582 non-tradable warrants to investors and 16,587 non-tradeable warrants to brokers in connection with the conversion of Company’s convertible loan and SAFE according to its terms. The fair value of the shares was classified as equity with total value of 10,041 at the conversion date. The non-tradable warrants were designated to be measured at fair value through profit or loss.

The non-tradable warrants fair value as of December 31, 2022 is 35.

3.	Tradable warrants

The Company sold 3,345,455 tradable warrants in the IPO. The tradable warrants have an exercise price of $5.5 and they are exercisable for five years after the initial public offering date. In October 2021, investors exercised 1,705,000 tradable warrants whereby the Company issued 1,705,000 Ordinary Shares to such investors. The total proceeds received by the Company from this exercise were approximately 9,377. The net proceeds after fees deducting were approximately 8,721.

As of December 31, 2022, the Company has 1,640,455 tradable warrants.

The tradable warrants were designated to be measured at fair value through profit or loss.

The tradable warrants fair value as of December 31, 2022 is 304.

4.	Financial Liability

Financial liability to pay 7% fees on the fundings that will be received from exercises of tradable warrants.

Financial liability was designated to be measured at fair value through profit or loss.

The Financial liability fair value as of December 31, 2022 is 26.